Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 100.1%	Shares	Value
Aerospace & defense - 1.7%
BWX Technologies, Inc.	207,565	$12,632,406
Huntington Ingalls Industries, Inc.	68,389	15,082,510
L3Harris Technologies, Inc.	45,987	9,878,927
Textron, Inc.	392,433	28,588,744
Airlines - 0.7%
Delta Air Lines, Inc.*	585,198	22,881,242
Southwest Airlines Co.	110,776	3,962,457
Automobiles - 0.1%
Thor Industries, Inc.	41,378	3,944,565
Banks - 3.3%
Citizens Financial Group, Inc.	1,123,881	48,686,525
Prosperity Bancshares, Inc.	812,456	61,632,912
SVB Financial Group*	6,561	1,984,309
Synovus Financial Corp.	374,859	15,725,335
Beverages - 0.9%
Monster Beverage Corp.*	321,888	33,502,103
Biotechnology - 2.6%
BioMarin Pharmaceutical, Inc.*	646,439	74,566,739
Exelixis, Inc.*	435,501	7,673,527
Neurocrine Biosciences, Inc.*	33,284	3,692,194
Vertex Pharmaceuticals, Inc.*	48,508	15,672,935
Building products - 1.6%
Carrier Global Corp.	966,307	43,995,958
Owens Corning	179,919	17,389,171
Capital markets - 2.7%
Cboe Global Markets, Inc.	544,209	66,872,402
Evercore, Inc., Class A	154,674	20,078,232
Morningstar, Inc.	79,642	19,343,449
Chemicals - 3.6%
Albemarle Corp.	113,433	31,925,718
CF Industries Holdings, Inc.	217,024	18,381,933
Corteva, Inc.	631,332	40,689,347
Huntsman Corp.	394,278	12,494,670
The Mosaic Co.	472,932	23,429,051
Westlake Corp.	119,948	14,723,617
Commercial services & supplies - 0.5%
Copart, Inc.*	11,796	785,732
IAA, Inc.*	460,269	19,207,025
Communications equipment - 0.0%
Arista Networks, Inc.*	9,528	1,200,719
Construction & engineering - 2.4%
Quanta Services, Inc.	619,231	94,240,766
Construction materials - 1.3%
Eagle Materials, Inc.	134,278	19,615,330
Martin Marietta Materials, Inc.	44,562	16,026,278
Vulcan Materials Co.	81,428	14,928,195
Consumer finance - 0.6%
Ally Financial, Inc.	120,265	3,907,410
Discover Financial Services	166,420	19,426,207
Diversified consumer services - 0.7%
Service Corp International	354,259	26,268,305
Diversified financial services - 0.4%
Voya Financial, Inc.	239,931	16,739,986
Electric utilities - 1.2%
Evergy, Inc.	721,382	45,194,582
Electrical equipment - 2.2%
Generac Holdings, Inc.*	372,568	44,931,701
Hubbell, Inc.	183,645	42,038,177
Electronic equipment, instruments & components - 2.5%
Flex Ltd.*	1,472,938	34,393,102
Keysight Technologies, Inc.*	250,643	44,952,822
Zebra Technologies Corp., Class A*	55,124	17,429,107
Energy equipment & services - 3.7%
Baker Hughes Co.	908,196	28,826,141
ChampionX Corp.	554,460	18,308,269
Halliburton Co.	1,676,935	69,123,261
Valaris Ltd.*	355,577	25,829,113
Entertainment - 1.1%
Live Nation Entertainment, Inc.*	276,073	22,221,116
Spotify Technology S.A.*	14,525	1,637,258
World Wrestling Entertainment, Inc., Class A	211,917	17,932,416
Equity real estate investment trusts (REITs) - 6.7%
Agree Realty Corp.	592,506	44,218,723
EastGroup Properties, Inc.	152,556	25,667,547
Healthcare Realty Trust, Inc.	2,913,723	62,732,456
Host Hotels & Resorts, Inc.	1,054,838	19,883,696
Mid-America Apartment Communities, Inc.	227,984	38,009,492
STAG Industrial, Inc.	1,928,316	68,648,050
Food & staples retailing - 2.3%
Albertsons Cos, Inc., Class A	1,684,562	35,712,714
Casey's General Stores, Inc.	225,220	53,131,650
The Kroger Co.	39,577	1,766,322
Food products - 2.6%
Darling Ingredients, Inc.*	520,893	34,529,997
Hormel Foods Corp.	250,147	11,334,161
The Hershey Co.	84,480	18,974,208
Tyson Foods, Inc., Class A	548,716	36,078,077
Health care equipment & supplies - 2.9%
Align Technology, Inc.*	148,586	40,078,102
DexCom, Inc.*	18,053	1,933,296
Insulet Corp.*	123,862	35,588,030
NuVasive, Inc.*	259,820	11,847,792
Omnicell, Inc.*	384,063	21,303,974
Health care providers & services - 1.8%
AmerisourceBergen Corp.	162,235	27,411,226
AMN Healthcare Services, Inc.*	71,009	6,805,502
Henry Schein, Inc.*	363,233	31,292,523
Molina Healthcare, Inc.*	16,496	5,143,948
Health care technology - 0.2%
Veeva Systems, Inc., Class A*	51,259	8,742,222
Hotels, restaurants & leisure - 3.5%
Chipotle Mexican Grill, Inc.*	21,408	35,245,703
Darden Restaurants, Inc.	82,944	12,273,224
Las Vegas Sands Corp.*	667,376	39,375,184
Texas Roadhouse, Inc.	285,988	28,721,775
Vail Resorts, Inc.	84,680	22,214,951
Household durables - 1.3%
D.R. Horton, Inc.	177,030	17,471,091
Garmin Ltd.	53,034	5,244,002
NVR, Inc.*	5,520	29,090,400
Insurance - 5.6%
Arch Capital Group Ltd.*	318,479	20,494,124
Axis Capital Holdings Ltd.	965,331	60,400,761
Brown & Brown, Inc.	595,874	34,894,381
Everest Re Group Ltd.	93,376	32,652,653
Fidelity National Financial, Inc.	170,593	7,511,210
Kinsale Capital Group, Inc.	68,048	18,947,285
White Mountains Insurance Group Ltd.	28,772	43,962,465
IT services - 2.6%
DXC Technology Co.*	913,358	26,240,775
Gartner, Inc.*	113,072	38,234,166
Jack Henry & Associates, Inc.	206,072	37,111,507
Leisure products - 0.7%
Polaris, Inc.	115,391	13,251,503
YETI Holdings, Inc.*(a)	344,061	15,400,170
Life sciences tools & services - 1.6%
Agilent Technologies, Inc.	417,785	63,536,743
Machinery - 3.4%
AGCO Corp.	341,959	47,234,797
Chart Industries, Inc.*	450,852	60,405,151
The Timken Co.	284,659	23,441,668
Media - 0.9%
Fox Corp., Class A	1,078,054	36,589,153
Metals & mining - 3.0%
Agnico Eagle Mines Ltd.	541,824	30,602,220
Alcoa Corp.	379,535	19,826,908
Freeport-McMoRan, Inc.	753,922	33,640,000
Hecla Mining Co.	1,208,685	7,457,586
Nucor Corp.	152,811	25,828,115
Multiline retail - 0.3%
Dollar General Corp.	46,510	10,864,736
Multi-utilities - 3.0%
CenterPoint Energy, Inc.	1,039,540	31,310,945
CMS Energy Corp.	63,766	4,029,373
WEC Energy Group, Inc.	882,489	82,945,141
Oil, gas & consumable fuels - 6.2%
Cheniere Energy, Inc.	74,644	11,404,857
Chesapeake Energy Corp.	742,730	64,409,546
Hess Corp.	400,773	60,180,074
Ovintiv, Inc.	1,182,954	58,236,825
Texas Pacific Land Corp.	5,297	10,572,017
Valero Energy Corp.	249,748	34,972,212
Professional services - 0.7%
Booz Allen Hamilton Holding Corp.	36,693	3,472,625
CoStar Group, Inc.*	218,994	17,059,633
FTI Consulting, Inc.*	33,166	5,290,640
Real estate management & development - 0.3%
Zillow Group, Inc., Class A*	272,770	11,718,199
Road & rail - 0.9%
Knight-Swift Transportation Holdings, Inc.	195,903	11,577,867
U-Haul Holding Co.	401,597	24,814,679
Semiconductors & semiconductor equipment - 3.6%
Enphase Energy, Inc.*	9,156	2,026,955
KLA Corp.	55,922	21,948,267
Monolithic Power Systems, Inc.	41,597	17,743,616
ON Semiconductor Corp.*	288,144	21,164,177
Skyworks Solutions, Inc.	316,723	34,735,012
Teradyne, Inc.	324,572	33,008,972
Universal Display Corp.	69,642	9,229,654
Software - 5.0%
DocuSign, Inc.*	356,384	21,611,126
Paycom Software, Inc.*	11,861	3,842,252
Splunk, Inc.*	658,614	63,075,463
Teradata Corp.*	1,918,660	66,922,861
Workday, Inc., Class A*	205,253	37,239,052
Specialty retail - 5.1%
Best Buy Co., Inc.	44,273	3,927,901
Burlington Stores, Inc.*	90,779	20,863,738
Floor & Decor Holdings, Inc., Class A*	217,637	19,754,910
Murphy USA, Inc.	92,701	25,217,453
O'Reilly Automotive, Inc.*	34,003	26,942,277
Ross Stores, Inc.	239,344	28,288,067
Tractor Supply Co.	102,898	23,459,715
Ulta Beauty, Inc.*	93,053	47,825,520
Technology hardware, storage & peripherals - 0.9%
Pure Storage, Inc., Class A*	1,149,867	33,277,151
Textiles, apparel & luxury goods - 0.9%
Lululemon Athletica, Inc.*	109,302	33,542,598
Trading companies & distributors - 0.3%
United Rentals, Inc.*	24,162	10,654,234
W.W. Grainger, Inc.	2,028	1,195,465
Total common stocks (cost $3,366,601,179)		3,893,083,180

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 4.14%#	58,175	58,175
Total money market funds (cost $58,175)		58,175
Total investment portfolio (cost $3,366,659,354) - 100.1%		3,893,141,355
Liabilities in excess of other assets - (0.1)%		(3,958,637)
Total net assets - 100.0%		$3,889,182,718

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $58,188 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.